iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  5 .2%
Axon Enterprise, Inc.
(a)
..................... 101,972 $ 62,539,428
General Electric Co. ....................... 1,316,860 265,399,964
HEICO Corp.
(b)
.......................... 52,874 13,258,684
HEICO Corp. , Class A ...................... 89,167 17,916,325
Howmet Aerospace, Inc. .................... 915,141 126,820,240
RTX Corp. ............................. 1,397,059 176,211,052
TransDigm Group, Inc. ..................... 60,975 86,161,943
748,307,636
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 152,037 13,564,741
a
Automobiles  —  4 .0%
Tesla, Inc.
(a)
............................. 2,036,944 574,744,119
a
Banks  —  6 .7%
Citizens Financial Group, Inc. ................ 571,830 21,094,809
JPMorgan Chase & Co. .................... 2,868,084 701,590,708
M&T Bank Corp. ......................... 242,763 41,211,447
Wells Fargo & Co. ........................ 2,978,908 211,532,257
975,429,221
a
Biotechnology  —  0 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 187,836 49,445,949
Incyte Corp.
(a)
........................... 239,453 15,004,125
Natera, Inc.
(a)
........................... 34,641 5,228,366
United Therapeutics Corp.
(a)
.................. 78,714 23,857,426
93,535,866
a
Broadline Retail  —  0 .0%
eBay, Inc. .............................. 90,025 6,136,104
a
Building Products  —  0 .8%
Lennox International, Inc. ................... 42,006 22,966,781
Trane Technologies PLC .................... 254,843 97,683,870
120,650,651
a
Capital Markets  —  8 .0%
Ares Management Corp. , Class A .............. 33,381 5,091,604
Bank of New York Mellon Corp. (The) ........... 1,292,647 103,941,745
BlackRock, Inc.
(c)
......................... 161,806 147,932,754
Blackstone, Inc. .......................... 750,582 98,859,155
Goldman Sachs Group, Inc. (The) ............. 426,110 233,316,530
Interactive Brokers Group, Inc. , Class A .......... 24,829 4,266,864
Intercontinental Exchange, Inc. ............... 536,039 90,038,471
KKR & Co., Inc. .......................... 1,009,191 115,320,256
LPL Financial Holdings, Inc. .................. 15,769 5,042,768
Moody's Corp. ........................... 162,463 73,615,235
Morgan Stanley .......................... 1,683,687 194,331,153
Nasdaq, Inc. ............................ 557,738 42,505,213
Raymond James Financial, Inc. ............... 40,466 5,545,461
Robinhood Markets, Inc. , Class A
(a)
............. 735,705 36,130,472
SEI Investments Co. ....................... 70,579 5,525,630
1,161,463,311
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 390,531 82,667,602
a
Communications Equipment  —  1 .7%
Arista Networks, Inc.
(a)
..................... 1,377,437 113,321,742
F5, Inc.
(a)
.............................. 97,679 25,859,538
Motorola Solutions, Inc. .................... 247,020 108,785,138
247,966,418
a
Security Shares Value
a
Construction & Engineering  —  0 .6%
EMCOR Group, Inc. ....................... 86,279 $ 34,571,995
Quanta Services, Inc. ...................... 188,904 55,290,312
89,862,307
a
Consumer Finance  —  1 .9%
American Express Co. ..................... 737,575 196,497,356
Discover Financial Services .................. 295,207 53,925,463
Synchrony Financial ....................... 579,950 30,128,402
280,551,221
a
Consumer Staples Distribution & Retail  —  8 .4%
Costco Wholesale Corp. .................... 465,518 462,957,651
Walmart, Inc. ............................ 7,714,995 750,283,264
1,213,240,915
a
Containers & Packaging  —  0 .5%
International Paper Co. ..................... 662,392 30,258,066
Packaging Corp. of America ................. 137,464 25,514,693
Smurfit WestRock PLC ..................... 511,533 21,494,617
77,267,376
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 8,305,675 230,067,198
a
Electric Utilities  —  1 .8%
Alliant Energy Corp. ....................... 256,799 15,675,011
Constellation Energy Corp. .................. 571,461 127,687,246
Entergy Corp. ........................... 956,497 79,551,856
NRG Energy, Inc. ......................... 322,771 35,369,246
258,283,359
a
Electrical Equipment  —  2 .1%
GE Vernova, Inc. ......................... 709,972 263,271,817
Vertiv Holdings Co. , Class A ................. 420,923 35,938,406
299,210,223
a
Electronic Equipment, Instruments & Components  —  1 .2%
Amphenol Corp. , Class A ................... 1,377,086 105,966,768
Corning, Inc. ............................ 1,448,006 64,262,506
170,229,274
a
Entertainment  —  3 .5%
Live Nation Entertainment, Inc.
(a) (b)
............. 38,387 5,084,358
Netflix, Inc.
(a) (b)
........................... 437,283 494,881,917
ROBLOX Corp. , Class A
(a)
................... 89,451 5,997,689
505,963,964
a
Financial Services  —  5 .7%
Apollo Global Management, Inc. ............... 588,703 80,346,186
Equitable Holdings, Inc. .................... 91,173 4,508,505
Fiserv, Inc.
(a)
............................ 930,820 171,801,447
Toast, Inc. , Class A
(a)
...................... 138,707 4,935,195
Visa, Inc. , Class A ........................ 1,632,966 564,189,753
825,781,086
a
Food Products  —  0 .3%
Kellanova .............................. 529,007 43,785,909
a
Health Care Equipment & Supplies  —  3 .1%
Boston Scientific Corp.
(a)
.................... 2,223,398 228,720,952
Intuitive Surgical, Inc.
(a)
..................... 415,960 214,552,168
443,273,120
a
Health Care Providers & Services  —  0 .0%
DaVita, Inc.
(a) (b)
.......................... 42,210 5,974,826
a

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care REITs  —  1 .3%
Ventas, Inc. ............................ 724,023 $ 50,739,532
Welltower, Inc. ........................... 926,538 141,380,433
192,119,965
a
Hotels, Restaurants & Leisure  —  2 .0%
Booking Holdings, Inc. ..................... 35,257 179,785,315
DoorDash, Inc. , Class A
(a)
................... 67,140 12,950,635
Flutter Entertainment PLC
(a)
.................. 19,451 4,687,496
Royal Caribbean Cruises Ltd. ................ 400,735 86,121,959
283,545,405
a
Household Durables  —  0 .4%
Garmin Ltd. ............................. 316,986 59,235,174
a
Independent Power and Renewable Electricity Producers  —  0 .8%
Vistra Corp. ............................ 921,479 119,451,323
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 812,992 112,932,719
a
Insurance  —  2 .5%
Aflac, Inc. .............................. 640,090 69,564,981
Arthur J Gallagher & Co. .................... 195,867 62,812,588
Brown & Brown, Inc. ....................... 363,251 40,175,561
Progressive Corp. (The) .................... 648,709 182,767,274
355,320,404
a
Interactive Media & Services  —  3 .8%
Meta Platforms, Inc. , Class A ................. 1,006,329 552,474,621
Reddit, Inc. , Class A
(a)
...................... 31,151 3,631,272
556,105,893
a
IT Services  —  1 .8%
GoDaddy, Inc. , Class A
(a)
.................... 295,319 55,617,427
International Business Machines Corp. .......... 823,961 199,250,249
Twilio, Inc. , Class A
(a)
...................... 46,848 4,530,670
259,398,346
a
Machinery  —  0 .6%
Cummins, Inc. ........................... 16,680 4,901,251
Parker-Hannifin Corp. ...................... 33,004 19,969,400
Pentair PLC ............................ 232,049 21,053,806
Westinghouse Air Brake Technologies Corp. ....... 255,031 47,114,427
93,038,884
a
Media  —  0 .2%
Fox Corp. , Class A , NVS .................... 343,657 17,110,682
Fox Corp. , Class B ........................ 209,821 9,702,123
26,812,805
Multi-Utilities  —  0 .6%
NiSource, Inc. ........................... 633,592 24,779,783
Public Service Enterprise Group, Inc. ........... 759,360 60,695,645
85,475,428
a
Oil, Gas & Consumable Fuels  —  2 .3%
Kinder Morgan, Inc. ....................... 3,195,367 84,038,152
Targa Resources Corp. ..................... 431,328 73,713,955
Texas Pacific Land Corp.
(b)
.................. 42,185 54,370,981
Williams Companies, Inc. (The) ............... 2,003,513 117,345,757
329,468,845
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 101,030 4,205,879
United Airlines Holdings, Inc.
(a)
................ 61,279 4,217,221
8,423,100
a
Security Shares Value
a
Professional Services  —  0 .2%
TransUnion ............................. 328,305 $ 27,236,183
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 564,847 69,013,006
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 147,244 30,918,295
Mid-America Apartment Communities, Inc. ........ 104,766 16,725,892
47,644,187
a
Semiconductors & Semiconductor Equipment  —  8 .7%
Broadcom, Inc. .......................... 3,507,231 675,036,751
Marvell Technology, Inc. .................... 247,090 14,422,643
NVIDIA Corp. ........................... 5,183,901 564,630,497
1,254,089,891
a
Software  —  8 .4%
AppLovin Corp. , Class A
(a)
................... 538,514 145,027,205
Fair Isaac Corp.
(a)
......................... 35,936 71,501,141
Fortinet, Inc.
(a)
........................... 170,556 17,696,891
MicroStrategy, Inc. , Class A
(a) (b)
................ 490,855 186,578,894
Oracle Corp. ............................ 1,803,932 253,849,311
Palantir Technologies, Inc. , Class A
(a)
........... 4,212,398 498,916,419
Samsara, Inc. , Class A
(a) (b)
................... 324,434 12,867,052
Tyler Technologies, Inc.
(a)
................... 55,018 29,891,279
1,216,328,192
a
Specialized REITs  —  0 .3%
Iron Mountain, Inc. ........................ 507,479 45,505,642
a
Specialty Retail  —  1 .5%
Carvana Co. , Class A
(a)
..................... 305,867 74,738,601
TJX Companies, Inc. (The) .................. 1,112,562 143,164,478
Williams-Sonoma, Inc. ..................... 27,099 4,185,983
222,089,062
a
Tobacco  —  2 .8%
Altria Group, Inc. ......................... 1,799,592 106,445,867
Philip Morris International, Inc. ................ 1,699,109 291,159,318
397,605,185
a
Wireless Telecommunication Services  —  1 .4%
T-Mobile U.S., Inc. ........................ 799,139 197,347,376
a
Total Long-Term Investments — 99.7%
(Cost: $ 13,423,017,362 ) .............................. 14,426,143,462
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 216,487,528 216,574,123
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 28,319,111 28,319,111
a
Total Short-Term Securities — 1.7%
(Cost: $ 244,886,517 ) ................................ 244,893,234
Total Investments — 101.4%
(Cost: $ 13,667,903,879 ) .............................. 14,671,036,696
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (207,273,031)
Net Assets — 100.0% ................................. $ 14,463,763,665

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 102,738,839 $ 113,839,940
(a)
$ — $ (5,317) $ 661 $ 216,574,123 216,487,528 $ 278,303
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 29,569,896 — (1,250,785)
(a)
— — 28,319,111 28,319,111 861,846 —
BlackRock, Inc. .... — 234,772,949 (65,906,021) (2,421,484) (18,512,690) 147,932,754 161,806 1,800,548 —
$ (2,426,801) $ (18,512,029)
$ 392,825,988
$ 2,940,697 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 130 06/20/25 $ 36,316 $ (27,715)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,426,143,462 $ — $ — $ 14,426,143,462
Short-Term Securities
Money Market Funds ...................................... 244,893,234 — — 244,893,234
$ 14,671,036,696 $ — $ — $ 14,671,036,696
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (27,715) $ — $ — $ (27,715)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)